Trade and Other Receivables and Assets (Schedule of Trade and Other Receivables and Assets) (Details) € in Thousands, $ in Thousands	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)
Trade and Other receivables:
Government authorities	€ 1,602		€ 3,232
Income receivable	3,794		3,420
Interest receivable	3		36
Current tax	76		32
Trade receivable	598		382
Inventory	640		306
Derivatives	639		78
Prepaid expenses and other	2,135		2,339
Total Current Assets and other receivables	9,487	$ 10,737	9,825
Long term receivables
Prepaid expenses associated with long term loans	4,787		2,731
Annual rent deposits	33		30
Loans to others	568		0
Other	0		1
Total Non current Assets and Long term receivables	€ 5,388		€ 2,762